Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Assets
Cash and cash equivalents	$ 341,634,518	2,150,213,495	1,387,621,178
Restricted cash	85,082,450	535,500,431	4,849,614
Short-term investments	22,167,158	139,517,875	390,000,000
Accounts receivable, net	22,647,956	142,543,972	157,617,474
Due from related parties	6,355	40,000	2,127,500
Prepayments and other assets	15,034,949	94,628,466	83,369,296
Deferred tax assets	4,310,534	27,130,068	9,399,978
Total current assets	490,883,920	3,089,574,307	2,034,985,040
Non current assets
Equity investments	5,304,299	33,384,729	49,378,909
Time deposits	46,694,828	293,892,575	284,568,575
Restricted time deposit	19,974,487	125,717,425	121,721,425
Film and television cost	0	0	24,240,561
Property, equipment and software, net	200,170,085	1,259,850,498	306,248,969
Construction in progress	761,565	4,793,214	911,395,229
Intangible assets, net	43,406,074	273,193,489	138,464,771
Goodwill	74,092,139	466,328,513	483,624,832
Due from related parties	1,201,335	7,561,080	0
Prepayments and other assets	9,923,495	62,457,484	48,010,649
Deferred tax assets	5,598,327	35,235,313	2,690,344
Total assets	898,010,554	5,651,988,627	4,405,329,304
Liabilities and Shareholders' Equity
Accounts payable	14,160,312	89,123,596	121,600,949
Short-term bank loans	89,098,985	560,780,100	0
Advances from customers	15,240,325	95,921,079	146,203,059
Salary and welfare payable	32,567,497	204,976,567	154,136,724
Taxes payable	6,869,562	43,236,335	27,455,310
Accrued expenses and other liabilities	10,909,472	68,663,124	131,580,683
Due to related parties	24,627	155,000	4,832,000
Deferred revenues	73,391,883	461,921,174	386,274,965
Deferred tax liabilities	16,989,952	106,933,061	47,037,398
Deferred government grants	92,077	579,526	300,000
Total current liabilities	259,344,692	1,632,289,562	1,019,421,088
Deferred revenues	2,777,505	17,481,338	26,320,224
Deferred tax liabilities	1,272,018	8,005,954	0
Other long-term liabilities	1,398,672	8,803,103	0
Total liabilities	264,792,887	1,666,579,957	1,045,741,312
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 39,171,195 Class A ordinary shares issued and outstanding, 211,839,885 Class B ordinary shares issued and outstanding as of December 31, 2010 ; 29,671,195 Class A ordinary shares issued and outstanding, 201,238,020 Class B ordinary shares issued and outstanding as of December 31, 2011)	29,703	186,948	199,791
Additional paid-in capital	33,750,304	212,421,037	493,089,324
Statutory reserves	42,583,262	268,014,793	239,264,390
Accumulated other comprehensive loss	(9,601,470)	(60,430,695)	(65,956,622)
Retained earnings	562,145,422	3,538,087,071	2,582,851,059
Total Perfect World Shareholders' Equity	628,907,221	3,958,279,154	3,249,447,942
Non-controlling interest	4,310,446	27,129,516	110,140,050
Total Shareholders' Equity	633,217,667	3,985,408,670	3,359,587,992
Total Liabilities and Shareholders' Equity	$ 898,010,554	5,651,988,627	4,405,329,304